Commitments, Contingencies, and Concentration Risk - Contingencies - Incentive Plan (Details) - Incentive Plan	6 Months Ended
Jun. 30, 2024 shares
Commitments, Contingencies, and Concentration Risk
Percentage of shares reserved for issuance (in %)	15.00%
Number of shares issued (in shares)	2,544,021